Capital Stock (Tables)	12 Months Ended
Dec. 31, 2017
Capital Stock [Abstract]
Summary of Common Share Activity
A summary of common share activity for the years ended December 31 follows (in shares):

	2017	2016	2015
Common shares outstanding at January 1	139,840,228	139,441,298	139,000,471
Shares repurchased	(6,157,010)	(162,563)	(165,138)
Shares issued upon exercise of employee stock options	299,050	348,640	207,890
Restricted stock issued to employees, net of forfeitures	269,025	187,209	375,575
Shares issued to non-employee directors	24,316	25,644	22,500
Common shares outstanding at December 31	134,275,609	139,840,228	139,441,298